Leases - Summary of Right-of-Use Assets within Consolidated Statements of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 214.4	€ 211.9
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	209.8	206.5
Production facilities
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0.0	3.0
Other operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 4.6	€ 2.4